Trade and Other Receivables	12 Months Ended
Dec. 31, 2024
TRADE AND OTHER RECEIVABLES.
Trade and Other Receivables

9.    TRADE AND OTHER RECEIVABLES

a)	The detail of trade and other receivables as of December 31, 2024 and 2023 is as follows:

	Current		Non-current
Trade and Other Receivables, Gross	12-31-2024	12-31-2023	12-31-2024	12-31-2023
	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, gross (1)	1,585,696,074	1,526,741,488	1,162,097,195	916,729,235
Trade receivables, gross	1,502,576,369	1,427,709,524	1,065,146,628	775,262,173
Accounts receivable due from finance leases, gross	18,396,542	20,755,542	92,119,034	137,964,743
Other receivables, gross	64,723,163	78,276,422	4,831,533	3,502,319

	Current		Non-current
Trade and Other Receivables, Net	12-31-2024	12-31-2023	12-31-2024	12-31-2023
	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, net	1,489,965,233	1,449,294,549	1,159,251,669	903,678,141
Trade receivables, net	1,419,662,852	1,361,832,944	1,063,420,598	763,183,696
Accounts receivable due from finance leases, gross	18,232,819	20,615,588	90,999,538	136,992,126
Other receivables, net	52,069,562	66,846,017	4,831,533	3,502,319
(1)	The detail of other accounts receivable is as follows:

	Current		Non-current
Other receivables, net (1)	12-31-2024	12-31-2023	12-31-2024	12-31-2023
	ThCh$	ThCh$	ThCh$	ThCh$
Receivables from employees	14,909,003	13,898,223	3,742,925	2,131,377
Advances to suppliers and creditors	16,531,678	39,345,695	517,077	515,827
Insurance receivable	1,992,920	—	—	—
Other receivables for deposits in transit and others	14,702,735	9,662,938	—	—
Other	3,933,226	3,939,161	571,531	855,115
Total	52,069,562	66,846,017	4,831,533	3,502,319

a.1) Increase in trade accounts receivable, gross:

a.1.i) As of December 31, 2024, the main variation was in current trade receivables, which increased ThCh$74,866,845 compared to December 31, 2023. This variation is mainly explained by the following factors: (i) an increase of ThCh$714,522,538 generated in the period as a result of the application of the laws that establish tariff stabilization mechanisms for regulated customers; (ii) a decrease of ThCh$634,286,049, as a result of sales of receivables generated as a consequence of the application of Law No. 21,472 (see section a.2.II of this Note - detail of sales).

a.1.ii) As of December 31, 2024, non-current trade receivables increased by ThCh$289,884,455 compared to the end of 2023. This is mainly explained by (i) ThCh$294,999,809 of increase due to the application of the laws that establish tariff stabilization mechanisms for regulated customers; and (ii) ThCh$8,500,074 due to lower energy sales to regulated customers.

General background:

Law No. 21,185

On November 2, 2019, by the Ministry of Energy, and creates a Transitory Mechanism to Stabilize Electricity Prices for Customers Subject to Rate Regulation. Pursuant to this law, between July 1, 2019 and December 31, 2020, the prices to be transferred to regulated customers are the price levels defined for the first half of 2019 (Decree 20T/2018) and will be referred to as “Stabilized Price to Regulated Customers” (“PEC” in its Spanish acronym).

Between January 1, 2021 and up to the end of the stabilization mechanism, prices shall be those defined in the semiannual price-setting processes mentioned in article 158 of the Electricity Law, but could not be higher than the adjusted PEC according to the Consumer Price Index beginning on January 1, 2021, based on the same date (adjusted PEC).

The differences to be produced between the billing period while applying the stabilization mechanism and the theoretical billing, considering the price that would have been applied according to the conditions of the respective contracts with the electricity distribution companies, will generate an account receivable in favor of the electricity generation companies, up to a maximum of US$1,350 million until 2023. The limit was reached in January 2022.

All billing differences will be recorded in U.S. dollars and will not accrue financial remuneration until December 31, 2025. The balance must be recovered by December 31, 2027.

The application of this law generates a greater delay in the billing and collection of sales generated by the Company´s electricity generation segment, with the corresponding financial and accounting impact this situation generates. In the case of the Company´s electricity distribution segment, the financial and accounting effects are neutralized (pass-through principle).

The limit of US$1,350 million in receivables from regulated customers established by Law No. 21,185, which created a Transitory Mechanism to Stabilize Prices for that customer segment (see Note 9.a.1.ii) was reached in January 2022.

Law No. 21,472

On August 2, 2022, Law No. 21,472 was published, which created a price stabilization fund and established a new temporary price stabilization mechanism for regulated customers.

Law No. 21,472 established the CPM aimed at paying differences resulting between the prices of the respective regulated supply contracts and the stabilized price. These differences will be covered by a temporary fund of US$1,800 million through a new instrument known as a Payment Document (described below), issued monthly by the General Treasury to electricity generation companies, denominated in U.S. dollars, adjustable, transferable, with a maximum maturity date of December 2032 and state guarantee. It should be noted that all fund balances generated that are over the  US$1,350 million limit under Law No. 21,185, are recognized as part of the CPM established in Law No. 21,472.

The fund will be financed through an additional fee charged to end users segmented by consumption level, where customers with a monthly consumption of less than 350 kWh will be exempt from such fee, as well as micro and small companies with monthly consumption up to 1,000 kWh. The fund will be managed by the General Treasury, with fiscal contribution of US$20 million per year, effective until December 31, 2032, in addition to the US$15 million contributed in 2022.

Exempt Resolutions Nos. 86 and 334 issued in 2023 establish technical provisions for the implementation of Law No. 21,472, among which the General Treasury will issue transferable order credit instruments (the “Payment Documents”), allowing the bearer to collect the reimbursement of certain amounts owed arising from the application of the Law No. 21,472 and the new energy price stabilization mechanism, along with interest recognized in the above-mentioned Payment Documents from the General Treasury, on the dates established therein. This makes it possible to settle receivables associated with the implementation of Law No. 21,472.

During February 2024, the limit of US$ 1,800 million of receivables from regulated customers established by Law No. 21,472 was reached.

Law No.21,667

On April 30, 2024, Law No. 21,667 was published, which introduces the following:

-	Allows generation companies to avoid accumulating further debt, as the tariffs for customers subject to price regulation will gradually return to the actual costs of energy and power prices.
-	Generation companies will recover the balances generated by Laws No. 21,185 and No. 21,472, the PEC and MPC stabilization mechanisms, respectively.
-	Increases the CPM fund to US$ 5.5 billion, of which an additional US$ 3.7 billion will have a 30% government guarantee. These balances must be repaid no later than December 31, 2035.
-	The most vulnerable users will be protected through the creation of an electricity subsidy.

On the other hand, customers with monthly consumption of more than 350 kWh-month will pay the real price of energy and power as from the publication of the average node price decree corresponding to the first semester 2024 plus an additional charge (CPM charge) that will allow extinguishing the debt accumulated by the PEC and CPM. At the same time, customers with consumption less than or equal to 350 kWh-month will pay the real price of energy and power as from the publication of the decree corresponding to the second semester 2024 and, as from the decree of the first semester 2025, the CPM charge will be added.

After eliminating transactions between related companies, the accounting effects recorded by the Group are summarized as follows:

-	Classification as current in trade receivables of ThCh$297,654,047 as of December 31, 2024 (ThCh$434,804,901 as of December 31, 2023).
-	Classification as non-current in trade receivables of ThCh$1,046,288,601 as of December 31, 2024 (ThCh$750,565,211 as of December 31, 2023) and suppliers for energy purchases ThCh$965,522,118 as of December 31, 2024 (ThCh$595,066,548 as of December 31, 2023). See Note 24.
-	Higher finance income of ThCh$6,236,847 for the year ended December 31, 2024 (ThCh$6,108,432 and ThCh$7,455,121 for the years ended December 31, 2023 and 2022, respectively). See Note 34.
-	Higher finance costs of ThCh$3,427,073 for the year ended December 31, 2024 (ThCh$3,363,744 and ThCh$2,235,708 for the years ended December 31, 2023 and 2022, respectively). See Note 34.
-	Net loss from foreign currency translation differences of ThCh$58,202,166 December 31, 2024, (foreign exchange gain of ThCh$15,627,555 and ThCh$4,801,364 for the years ended December 31, 2023 and 2022, respectively), due to the dollarization of receivables pending invoicing. See Note 34.

The aforementioned trade and non-trade concepts, while included in the model to determine impairment losses (see Note 3.g.3), have no significant impact as of December 31, 2024 and 2023, due to the nature of these items: invoices not yet issued, invoices not yet due, or past due invoices within normal business ranges.

a.2) Assignment of rights and sale of trade receivables

I.	Distribution Segment
•	In December 2020, December 2023 and January 2024, Enel Distribución Chile entered into framework agreements with Inter-American Investment Corporation (IDB Invest), Banco BCI and Banco Santander, respectively, by virtue of which, from time to time and during the term of such agreements, our subsidiary Enel Distribución Chile may assign the collection rights it holds , including a portion of accounts receivable for energy sales made to certain customer segments. The contract with IDB Invest expired in December 2024. As of December 31, 2024, collection rights were assigned for ThCh$696,873,816 (ThCh$508,366,460 as of December 31, 2023 and ThCh$390,202,619 as of December 31, 2022). According to the accounting criteria described in Note 3.g.6, cash inflows have led to the derecognition of receivables and the recognition of finance costs of ThCh$10,237,182 (ThCh$10,653,582 as of December 31, 2023 and ThCh$9,535,442 as of December 31, 2022).

As indicated above, Enel Distribución Chile can continue to make new transfers of collection rights from time to time. The completion of additional transfers of collection rights will depend on Management’s analysis and ongoing evaluation of the cash needs and market conditions.

II.	Generation Segment
•	On January 20, 2021, our subsidiaries Enel Generación Chile and Enel Green Power Chile signed a “Joinder”, whereby they became parties to the “Commitment and Engagement Letter” dated December 31, 2020, which is subject to foreign governing law. The “Commitment and Engagement Letter” was entered into by Goldman Sachs & Co. LLC and Goldman Sachs Lending Partners LLC, among others. Subsequently, on January 29, 2021, Enel Generación Chile and Enel Green Power Chile entered into a “Commitment Agreement” (also subject to foreign governing law), with IDB Invest. The purpose of these agreements is to regulate the terms and conditions for the sale and assignment, by Enel Generación Chile and Enel Green Power Chile of balances generated in their favor (the “Balances”) by applying the transitional electricity price stabilization mechanism to customers who are subject to tariff rate regulation, as established by Law No. 21,185.

Pursuant to the terms and conditions established in the “Sale and Purchase Agreement” (also subject to foreign governing law), entered into and between Enel Generación Chile S.A., Enel Green Power Chile and Chile Electricity PEC SpA., assignments of Balances may be made by Enel Generación Chile and Enel Green Power Chile from time to time, in favor of Chile Electricity PEC SpA, an unrelated entity which was specifically incorporated for this purpose.

In addition, on January 29, 2021, Enel Generación Chile and Enel Green Power Chile entered into an agreement (subject to foreign governing law) with Chile Electricity PEC SpA referred to as the “Sale and Purchase Agreement” for the sale and assignment of Balances. By virtue of this agreement, Enel Generación Chile and Enel Green Power Chile have agreed to sell and assign to Chile Electricity PEC two groups of Balances for a nominal value of approximately US$158.9 million (ThCh$115,867,879) and US$12.2 million (ThCh$8,666,252) for Enel Generación and Enel Green Power Chile, respectively, totaling ThCh$121,652,067. The sale and assignment of these groups of Balances was effected on February 8, 2021, and March 31, 2021, respectively.

In addition, on June 18, 2021, Enel Generación Chile and Enel Green Power Chile entered into amendments to the aforementioned “Commitment Agreements” entered into with the IDB Invest. The main purpose of these amendments is to recognize new groups of Balances that the companies may sell and assign to Chile Electricity PEC SpA, as well as to make adjustments to reflect the incorporation of a third financing provider to Chile Electricity PEC SpA. Likewise, on June 21, 2021, Enel Generación Chile, Enel Green Power Chile, Goldman Sachs & Co. LLC and Goldman Sachs Lending Partners LLC, among others, agreed to modify the aforementioned “Commitment and Engagement Letter”, to reflect the incorporation of certain entities of the Allianz Group as holders of promissory notes issued by Chile Electricity PEC SpA.

On June 21, 2021, Enel Generación Chile, Enel Green Power Chile, and some entities of the Allianz Group signed a “Fee Letter”, detailing the commitments assumed by the Allianz Group entities to provide financing to Chile Electricity PEC SpA, among other matters, including its amendments. On the same date, Enel Generación Chile, Enel Green Power Chile, and Chile Electricity PEC SpA amended the aforementioned “Sale and Purchase Agreements” to regulate the terms and conditions of future sales of Balances that Enel Generación Chile and Enel Green Power Chile may decide to effect.

On August 14, 2023, Enel Generación Chile S.A. and Enel Green Power Chile S.A. entered into an agreement with the IDB Invest as the buyer. Under this agreement, they agreed to sell, assign, and transfer to IDB Invest certain Payment Documents related to Law No. 21,472, for an approximate amount of up to US$606 million for Enel Generación Chile S.A. and US$34.8 million for Enel Green Power Chile S.A.

Detail of sales and disposals:

-

On May 12, 2023, Enel Generación Chile and Enel Green Power Chile sold and assigned Balances to Chile Electricity PEC SpA for a nominal value of approximately US$48 million (ThCh $38,226,668) and US$3 million (ThCh $2,377,174), respectively.

-

On August 30, 2023, Enel Generación Chile and Enel Green Power Chile sold and assigned Payment Documents to IDB Invest for a nominal value of approximately US$294.8 million (ThCh$246,410,679) and US$17.2 million (ThCh $14,790,498), respectively.

-

On October 30, 2023, Enel Generación Chile and Enel Green Power Chile sold and transferred Payment Documents to IDB Invest with a nominal value of approximately US$ 15.9 million (ThCh $ 14,818,102) and US$1.03 million (ThCh $960,540), respectively.

-

On December 28, 2023, Enel Generación Chile and Enel Green Power Chile sold and transferred Payment Documents to IDB Invest with a nominal value of approximately US$14.7 million (ThCh$ 13,053,271) and US$0.95 million (ThCh$842,684), respectively.

-

On January 17, 2024, Enel Generación Chile and Enel Green Power Chile sold and transferred Payment Documents to IDB Invest with a nominal value of approximately US$14.2 million (ThCh$13,834,462) and US$0.9 million (ThCh$856,130), respectively.

-

On May 31, 2024, Enel Generación Chile and Enel Green Power Chile sold and transferred Payment Documents to IDB Invest with a nominal value of approximately US$50.8 million (ThCh$ 46,655,935) and US$3.6 million (ThCh$ 3,291,693), respectively.

-

On August 9, 2024, Enel Generación Chile and Enel Green Power Chile sold and transferred Payment Documents to IDB Invest with a nominal value of approximately US$12.7 million (ThCh$ 11,940,907) and US$1.0 million (ThCh$ 895,022), respectively.

-

On October 24, 2024, Enel Generación Chile and Enel Green Power Chile sold and transferred Payment Documents to IDB Invest with a nominal value of approximately US$592.5 million (ThCh$561,854,744) and US$21.4 million (ThCh$20,283,808), respectively.

As a result of the sales and transfers of Balances and Payment Documents described above for the year ended December 31, 2024 , Enel Generación Chile and Enel Green Power Chile did not recognize financial costs for the transfers (ThCh$7,210,573 and ThCh$446,556, respectively, for the year ended December 31, 2023 and ThCh$12,623,444 and ThCh$1,033,564, respectively, for the year ended December 31, 2022).

In addition, during 2024, Enel Generación Chile and Enel Green Power Chile conducted sales of short-term receivables, other than those originating from the application of Laws Nos. 21,185,  21,472 and 21,667, for a nominal value of ThCh$1,499,383,451 and ThCh$51,604,397, respectively, for the year ended December 21, 2024 (ThCh$1,280,073,680 and ThCh$40,417,845, respectively, for the year ended December 31, 2023), recognizing a financial cost of ThCh$9,088,544 and ThCh$467,705, respectively,  for the year ended December 31, 2024 (ThCh$11,759,416 and ThCh$402,208, respectively, for the year ended December 31, 2023 and ThCh$8,226,102 and ThCh$208,364, respectively, for the year ended December 31, 2022).

The financial cost implications as previously outlined for the segments of Distribution and Generation for the year ended December 31, 2024 total ThCh$19,793,431 (ThCh$30,472,335 and ThCh$31,626,916 for the years ended December 31, 2023 and 2022, respectively) (see Note 34 (5)).

a.3) Other

There are no restrictions on the disposal of these types of receivables in a significant amount.

The Group has one customer in the Generation segment whose sales represent 10% or more of its revenue for the years ended, December 31, 2024, 2023 and 2022. This customer corresponds to:

-	Compañía General de Electricidad S.A.

For amounts, terms and conditions related to receivables due from related parties, refer to Note 10.1.

b)	Financial lease receivables

As of December 31, 2024 and 2023, future collections on financial lease receivables are the following:

	12-31-2024			12-31-2023
	Gross	Interest	Present value	Gross	Interest	Present value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Less than one year	21,400,056	3,003,514	18,396,542	25,892,541	5,136,999	20,755,542
From one to two years	14,919,310	1,440,666	13,478,644	15,166,099	1,765,693	13,400,406
From two to three years	12,758,599	1,071,743	11,686,856	13,046,179	1,268,723	11,777,456
From three to four years	10,537,170	789,057	9,748,113	11,136,437	829,245	10,307,192
From four to five years	8,997,568	548,372	8,449,196	8,983,791	274,262	8,709,529
More than five years	55,279,539	6,523,314	48,756,225	109,421,299	15,651,139	93,770,160
Total	123,892,242	13,376,666	110,515,576	183,646,346	24,926,061	158,720,285

The amounts correspond to the performance of public lighting projects, mainly for municipalities, and the fleet of electric buses for public transportation with their respective charging stations.

As of December 31, 2024, financial income from lease debtors reached ThCh$2,093,680 (ThCh$3,109,982 and ThCh$2,062,710 as of December 31, 2023 and 2022, respectively).

c)	As of December 31, 2024 and 2023, the analysis of past-due, unpaid trade receivables, but for which no impairment losses have been recorded, is detailed as follows:

	As of December 31,
	2024	2023
Trade receivables due and unpaid, but for which no impairment losses have been recorded	ThCh$	ThCh$
Less than three months	56,594,763	93,786,602
Between three and six months	34,855,466	49,053,096
Between six and twelve months	12,560,015	72,489,852
More than twelve months	26,130,770	90,256,399
Total	130,141,014	305,585,949

d)	The movement of impairment loss of trade receivables, determined according to Note 3.g.3, is detailed as follows:

Current and
Non-current
Trade receivables due and unpaid, with impairment losses	ThCh$
Balance as of January 1, 2023	89,205,444
Increases (decreases) for the year	10,773,445
Amounts written off	(9,460,991)
Increases (decreases) in foreign currency translation differences	1,801
Other	(21,666)
Balance as of December 31, 2023	90,498,033
Increases (decreases) of the year (1)	18,429,856
Amounts written off	(10,379,444)
Increases (decreases) in foreign currency translation differences	27,922
Balance as of December 31, 2024	98,576,367
(1)	Impairment losses on trade receivables amounted to ThCh$18,429,856 during 2024, representing a 71.07% compared to the previous year (See note 31(b)). This increase is mainly due to the Distribution and Networks Segment, primarily driven by a higher expected credit loss associated with residential customers.

Write-offs of doubtful accounts

The write-off of doubtful accounts is performed once all collections proceedings have been exhausted, including judicial proceedings, and proof of the debtors’ insolvency has been obtained. In the case of the Company’s Generation Segment, the process normally considers at least one year of proceedings. In the Company’s Distribution and Network Segment, the process takes less than 24 months. Overall, the risk of uncollectability and, therefore, the write-off of the Company’s customers, is limited. (See Notes 3.g.3 and 22.5).

e)	Additional Information:
-	Additional statistical information required by CMF Circular No. 715, dated February 3, 2012 (XBRL taxonomy). See Appendix 2.
-	Complementary information on trade receivables, see Appendix 2.1.